Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax 2 (Details) - 12 months ended Mar. 31, 2021 $ in Millions, $ in Millions	USD ($)	AUD ($)
Asbestos Liability
Asbestos Claims [Line Items]
Asbestos claims paid	$ 105.3	$ 146.5